Property, Plant and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2026
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net

Property, plant and equipment, stated at cost less accumulated depreciation, consisted of the following:

	As of June 30,
	2026	2025
Electronic equipment and vehicles	$163,704	$155,753
Less: accumulated depreciation	(59,535)	(46,854)
Property, plant and equipment, net	$104,169	$108,899